Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest Disclosure [Abstract]
Financial information of subsidiaries with material non-controlling interests
Financial information of subsidiaries that have material non-controlling interests are provided below:

	December 31, 2025	December 31, 2024
	Essakane	Essakane
Percentage of voting rights held by non-controlling interests	15%	10%
Accumulated non-controlling interest	$54.5	$64.0
Net earnings (loss) attributable to non-controlling interests	$67.9	$27.7
Dividends paid to non-controlling interests[1]	$128.3	$18.0
1.For the year ended December 31, 2025, dividends paid to other non-controlling interests amounted to $ 128.3 million  (December 31, 2024 – $18.0 million).
Selected summarized information relating to these subsidiaries are provided below, before any intercompany eliminations:

	December 31, 2025	December 31, 2024
	Essakane	Essakane
Current assets	$482.5	$324.0
Non-current assets	825.0	882.2
Current liabilities	(664.9)	(175.0)
Non-current liabilities	(203.5)	(234.1)
Net assets	$439.1	$797.1
	Year ended	Year ended
	December 31, 2025	December 31, 2024
Revenues	$1,489.5	$1,084.3
Net earnings (loss) and OCI	$499.7	$277.5

Net cash from (used in) operating activities	$673.4	$444.6
Net cash from (used in) investing activities	(137.3)	(196.9)
Net cash from (used in) financing activities	(468.8)	(185.2)
Net increase (decrease) in cash and cash equivalents	$67.3	$62.5